Advances for vessels under construction and acquisition of vessels (Tables)	6 Months Ended
Jun. 30, 2019
Advances for vessels under construction and acquisition of vessels [Abstract]
Advances for vessels under construction and acquisition of vessels
Balance, December 31, 2018	$59,900
- Additions	65,202
- Capitalized interest	629
- Transfers to Vessel cost	(104,528)
Balance, June 30, 2019	21,203